Consolidated Balance Sheet Components - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease right-of-use assets	$ 7,946	$ 9,356
Other	2,456	1,651
Total	$ 10,402	$ 11,007